Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Composition of Loan Portfolio [Table Text Block ]
	% of Total Loans
	2016	2015
Residential real estate loans	38.92%	38.22%
Commercial real estate loans	29.12%	28.90%
Consumer loans	18.27%	18.89%
Commercial and industrial loans	13.69%	13.99%
	100.00%	100.00%